UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sadoff Investment Management LLC
Address:  250 W. Coventry Court, Suite 109
          Milwaukee, WI 53217

Form 13F File Number:  028-03661

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bryan Sadoff
Title:    Member/Chief Compliance Officer
Phone:    (414) 352-8460

Signature, Place, and Date of Signing:

       /s/ Bryan Sadoff           Milwaukee, Wisconsin           May 14, 2012
       ----------------           --------------------           ------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           45
                                         -----------

Form 13F Information Table Value Total:  $   377,926
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

               COLUMN 1                COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                       TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
            NAME OF ISSUER              CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
ALTRIA GROUP                           COM      02209S103         291       9,436 SH       Sole                    9,436
ANALOG DEVICES                         COM      032654105      10,314     255,292 SH       Sole                  255,292
APPLE COMPUTER                         COM      037833100         583         973 SH       Sole                      973
AT&T                                   COM      00206R102         324      10,366 SH       Sole                   10,366
BERKSHIRE HATHAWAY A                   COM      084670108         244           2 SH       Sole                        2
BERKSHIRE HATHAWAY B                   COM      084670702         201       2,474 SH       Sole                    2,474
BRISTOL MYERS                          COM      110122108      17,494     518,330 SH       Sole                  518,330
COCA COLA                              COM      191216100      20,598     278,313 SH       Sole                  278,313
CONAGRA                                COM      205887102      13,853     527,530 SH       Sole                  527,530
DIRECTV                                COM      25490A101      16,275     329,849 SH       Sole                  329,849
EBAY                                   COM      278642103      15,555     421,550 SH       Sole                  421,550
EMC                                    COM      268648102      22,612     756,772 SH       Sole                  756,772
EXXON MOBIL                            COM      30231G102         336       3,870 SH       Sole                    3,870
FOOT LOCKER                            COM      344849104      14,678     472,718 SH       Sole                  472,718
HEINZ                                  COM      423074103      19,845     370,584 SH       Sole                  370,584
HOME DEPOT                             COM      437076102      20,745     412,350 SH       Sole                  412,350
IBM                                    COM      459200101         511       2,448 SH       Sole                    2,448
INTEL                                  COM      458140100      19,606     697,345 SH       Sole                  697,345
JOHNSON & JOHNSON                      COM      478160104         343       5,198 SH       Sole                    5,198
JPMORGAN CHASE                         COM      46625H100         368       8,012 SH       Sole                    8,012
MCCORMICK                              COM      579780206       7,077     130,029 SH       Sole                  130,029
MCDONALDS                              COM      580135101         221       2,256 SH       Sole                    2,256
MYLAN                                  COM      628530107      18,920     806,825 SH       Sole                  806,825
PEPSICO                                COM      713448108         294       4,427 SH       Sole                    4,427
PFIZER                                 COM      717081103      20,746     916,137 SH       Sole                  916,137
PHILIP MORRIS                          COM      718172109         291       3,281 SH       Sole                    3,281
PROCTER & GAMBLE                       COM      742718109         320       4,754 SH       Sole                    4,754
SARA LEE                               COM      803111103      23,192   1,077,175 SH       Sole                1,077,175
TEXAS INSTRUMENTS                      COM      882508104      14,827     441,149 SH       Sole                  441,149
TIME WARNER                            COM      887317303       8,104     214,675 SH       Sole                  214,675
VALEANT PHARMA                         COM      91911K102      14,091     262,448 SH       Sole                  262,448
VIACOM CL B                            COM      92553P201      15,071     317,546 SH       Sole                  317,546
WATSON PHARMA                          COM      942683103      16,816     250,759 SH       Sole                  250,759
WEIGHT WATCHERS                        COM      948626106      11,918     154,400 SH       Sole                  154,400
XILINX                                 COM      983919101      23,022     631,080 SH       Sole                  631,080
ANNALY CAPITAL MANAGEMENT              COM      035710409         356      22,500 SH       Sole                   22,500
DOMINION RESOURCES                     COM      25746U109         218       4,258 SH       Sole                    4,258
INVESCO INSURED MUNI INCOME            COM      46132P108         254      16,300 SH       Sole                   16,300
NUVEEN INSURED ADVANTAGE MUNI          COM      67071L106         459      30,700 SH       Sole                   30,700
NUVEEN INSURED MUNI OPPORTUNIT         COM      670984103         199      13,600 SH       Sole                   13,600
NUVEEN INSURED PREMIUM MUNI            COM      6706D8104         436      32,300 SH       Sole                   32,300
PROGRESS ENERGY                        COM      743263105         829      15,612 SH       Sole                   15,612
SOUTHERN                               COM      842587107         799      17,775 SH       Sole                   17,775
WISCONSIN ENERGY                       COM      976657106         335       9,531 SH       Sole                    9,531
ISHARES ETF 1-3 YR TREASURY BO         COM      464287457       4,355      51,650 SH       Sole                   51,650